Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation

2.1 Basis of preparation

The consolidated financial statements comprised the financial statements of the Company and its subsidiaries as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023. These consolidated financial statements were authorized for issuance by resolution of the Board of Directors on March 3, 2026.

The consolidated financial statements of the Group have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS).

The accounting policies stated below have been applied consistently across all periods presented in the consolidated financial statements, unless otherwise stated. The Group’s accounting policies have been applied consistently by the Group’s companies.

The consolidated financial statements are composed of a consolidated income statement, a consolidated statement of comprehensive income, a consolidated statement of financial position, a consolidated statement of changes in equity, a consolidated statement of cash flows and the accompanying notes (collectively, the “Consolidated Financial Statements”).

The Group presents its consolidated income statement using the function of expense method reflecting the practice in the industry in which the Group operates.

Starting in 2025, the Group elected to present gains and losses arising from the change in foreign currency exchange rates on a net basis in the income statements as the Group believes that this presentation provides more relevant information. This information was previously presented on a gross basis with foreign currency exchange rate gains included in finance income while foreign currency exchange rate losses were included in finance expense. In order to ensure comparability between periods, the Group has reclassified finance income and finance expenses for the years ended December 31, 2024 and 2023. Reference should be made to Note 12 for a detailed breakdown of foreign exchange gains and losses presented on a gross basis.

The Group presents current and non-current assets and liabilities as separate classifications in its consolidated statement of financial position.

The consolidated statement of cash flows has been prepared using the “indirect method” in accordance with IAS 7 – Cash Flow statements.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments measured at fair value.

The consolidated financial statements are presented in Euro, the Group’s presentation currency, which is also the functional currency of the Company and the primary economic environment in which the entity operates. The consolidated financial statements values are rounded to the nearest thousand.

The consolidated financial statements are prepared on a going concern basis. Management believes that there are no financial or other indicators presenting material uncertainties that may cast significant doubt upon the Group’s ability to meet its obligations in the foreseeable future, and not less than one year after the date the consolidated financial statements are approved to be issued.

Basis of consolidation

2.2 Basis of consolidation

Subsidiaries

Subsidiaries are any entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Power is generally presumed with an ownership of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the three elements of control.

The Group initially recognizes any non-controlling interests (“NCI”) at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/ (loss) are attributed to the owners of the parent and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

Subsidiaries are fully consolidated from the date on which control is obtained by the Group. The acquisition of further shares in subsidiaries and any sale of shares which do not lead to loss of control are accounted for as transactions between shareholders; as such, the accounting effects of such operations are reflected directly in the Group equity. If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Business Combination

The Group's business combinations are accounted for in accordance with the purchase method set out in IFRS 3 - Business Combinations.

Based on the purchase method, the cost of the business combination is allocated to the identifiable acquired net assets, at the acquisition date, through the fair value measurement of the assets acquired and liabilities and contingent liabilities assumed, and goodwill is recognised to the extent of the excess of the business combination cost over the acquirer's interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognised. If the initial accounting for a business combination can be determined only provisionally, adjustments to the values initially attributed are made within twelve months of the acquisition date. Non-controlling interests are recognised at the fair value of the net acquired assets.

Consolidation of foreign companies

The functional currency of the Group’s entities is the currency of their primary economic environment. All the assets and liabilities of foreign companies that report in a currency other than the Euro and which fall within the scope of consolidation are translated into Euro using the exchange rate at the end of the reporting period. Income and costs are translated using average rates for the reporting period. The exchange differences arising on translation for consolidation are recognized in “Foreign currency translation reserve” under consolidated net equity. The difference arising in the year is recognized in other comprehensive income (OCI). On disposal of a foreign operation, the component of net equity relating to that particular foreign operation is reclassified to profit or loss.

Transactions eliminated upon consolidation

All transactions and balances between Group companies and all unrealized gains and losses arising on intercompany transactions are eliminated on consolidation.

Transactions in foreign currency

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date.

Exchange differences arising on the extinguishment of monetary items or their translation at different rates to those used for their translation upon initial recognition or in previous financial statements are recorded in the income statement. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2025	2025	2024	2024	2023	2023
CHINA	CNY	8.1185	8.2262	7.7875	7.5833	7.6600	7.8509
UNITED STATES	USD	1.1300	1.1750	1.0824	1.0389	1.0813	1.1050
MEXICO	MXN	21.6705	21.1180	19.8314	21.5504	19.1830	18.7231
DENMARK	DKK	7.4634	7.4689	7.4589	7.4578	7.4509	7.4529
BRAZIL	BRL	6.3072	6.4364	5.8283	6.4253	5.4010	5.3618
SWITZERLAND	CHF	0.9370	0.9314	0.9526	0.9412	0.9718	0.9260
JAPAN	JPY	169.0435	184.0900	163.8519	163.0600	151.9903	156.3300
INDIA	INR	98.5239	105.5965	90.5563	88.9335	89.3001	91.9045

Goodwill

Goodwill

Goodwill represents the excess of the consideration transferred in a business combination over the fair value of the identifiable net assets acquired. Goodwill is initially measured at cost and after initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing goodwill acquired in a business combination is allocated, from the acquisition date, to each of the Group’s cash-generating units (CGU) that are expected to benefit from the combination. Goodwill is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that its carrying amount may not be recoverable.

In accordance with IAS 36 - Impairment of assets, an impairment loss is recognized if the recoverable amount is lower than the carrying amount. An impairment loss recognized for goodwill cannot be reversed in a subsequent period.

Fair value measurement

Fair Value Measurement

In accordance with IFRS 13 – Fair Value Measurement, the Group measures certain financial instruments -including derivative instruments- and certain non‑financial assets, at fair value at each reporting date. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

IFRS 13 establishes a three-level hierarchy that categorizes the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement. Levels used in the hierarchy are as follows:

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Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
•
Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely, in part, on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
•
Level 3: If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3. This is the case for unlisted equity securities.

Recognition of revenue

Recognition of revenue

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements because it (i) typically controls the goods or services before transferring them to the customer, (ii) is primarily responsible for fulfilling the promise to provide the specified good or service, (iii) has inventory risk before the specified good or service has been transferred to a customer or after transfer of control to the customer, (iv) has discretion in establishing the price for the specified good or service.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated.

Based on the five-step model introduced in IFRS 15 - Revenue from contracts with customers, the Group recognizes revenue after the following requirements have been met:

a) the parties have approved the contract (in writing, orally or in accordance with other common commercial practices) and are committed to fulfilling the respective performance obligations;

b) the rights of each of the parties in relation to the services to be transferred can be identified;

c) the payment terms for the goods or services to be transferred can be identified;

d) the contract has commercial substance;

e) it is probable that the Group will receive the consideration to which it is entitled in exchange for the services transferred to the customer. If the consideration referred to in the contract has a variable component, the Group will estimate the amount of the consideration it will be entitled to in exchange for the services transferred to the customer.

Revenue from the sale of products and services in the Biopharmaceutical and Diagnostic Solution segment

Revenue from the sale of products in the Biopharmaceutical and Diagnostic Solution segment is generally recognized at the point in time, corresponding to the moment when control of the goods is transferred to the customer. The assessment of control transfer typically considers the applicable Incoterms, which define when the customer obtains the ability to direct the use of, and derive substantially all benefits from, the goods.

In determining the transaction price for the sale of drug containment solutions, drug delivery devices, and diagnostic devices and consumables within the Biopharmaceutical and Diagnostic Solution segment, the Group considers the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the customer. If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and is included in the transaction price only to the extent that it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The Group estimates the impact of potential returns from customers based on the Group’s right of return policies and practices along with historical data on returns, in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the goods that are expected to be returned. Any advance payments or deposits from customers are not recognized as revenue until the control of the relevant good is transferred to the customer.

The Biopharmaceutical and Diagnostic Solution segment also develops, contracts for and sells to customers molds, tools and equipment necessary to produce drug delivery devices and diagnostic devices and consumables. If the tooling is highly customized with no alternative use to the Group, and the Group has an enforceable right to payment for performance completed to date, revenue is recognized over time by measuring progress towards completion using the input method based on costs incurred relative to total estimated costs to completion. Otherwise, revenue for the molds, tools and equipment is recognized at the point in time when the performance obligations are satisfied by transferring of control.

From time to time the Group enters in certain contracts whereby it provides customers with the right to access certain intellectual properties for a defined short period of time. These contracts do not result in additional performance obligations for the Group and have been assessed to result in revenue to be recognized over the time the customer can benefit from the access to the intellectual property.

The normal credit term is 60 to 90 days upon delivery.

Revenue from the sale of products in the Engineering segment

Revenue from the sale of products in the Engineering segment is recognized at the point in time or over the time, as appropriate, based on the specific terms and conditions of the related customer contracts.

The Group recognizes revenue from customer-specific construction contracts of the Engineering Segment over time as the performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date. When it is not possible to consider the enforceable right to payment for performance completed to date, revenue is recognized at a point in time.

For revenue recognized over time, revenue is recognized by applying a method of measuring progress toward complete satisfaction of the related performance obligation. When selecting the method for measuring progress, the Group selects the method that best depicts the transfer of control of goods or services promised to customers. Engineering revenue is recorded under an input method, which recognizes revenue on the basis of costs incurred for the satisfaction of a performance obligation using the percentage of completion method (or expected cost plus a margin approach). The Group determines the applicable stage of completion based on the portion of contract costs incurred for work performed to date relative to the estimated total contract costs (cost to cost method).

Engineering revenue can be generated from contracts with multiple performance obligations. When a sales agreement involves multiple performance obligations, each obligation is separately identified, and the transaction price is allocated based on the amount of consideration the Group expects to be entitled in exchange for transferring the promised good or service to the customer.

There are no post-delivery obligations other than product warranties, if required by local law; these warranties do not represent a separate performance obligation and are accounted for applying IAS 37 – Provisions, Contingent Liabilities and Contingent Assets.

Engineering’s revenue also includes after-sales services, which mainly consists in the supply of spare parts to customers for machinery and equipment sold, as well as maintenance activity on the machines previously sold. Such revenue is generally recognized at a point in time.

Contract costs are recognized in profit or loss as incurred unless they create an asset which mainly generates or enhances resources that will be used in satisfying (or in continuing to satisfy) performance obligations in the future. When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognized as an expense immediately in the consolidated income statement following requirements on onerous contracts in IAS 37.

Costs to obtain a contract

According to IFRS 15 the Group recognizes incremental costs of obtaining a contract as an asset if the required criteria are met. Any capitalized contract costs asset is amortized on a systematic basis that is consistent with the entity’s transfer of the related goods or services to the customer.

Capitalized contract costs are subject to an impairment assessment at each reporting date whenever there is any indication that the asset may be impaired. Impairment losses are recognized in profit or loss.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that (i) the Group will comply with all conditions attached to the grant and (ii) the grant will be received. When a grant relates to expense items, it is recognized as income on a systematic basis over the same periods in which the related costs are incurred, ensuring that the grant is matched with the expenditure it is intended to compensate. The Group has chosen to present government grants related to an expense item as other operating income in the income statement. However, in certain cases -when a direct link exists between the grant and the related cost, and offsetting provides a more faithful representation of the underlying transaction- the grant may be netted against the related expense.

When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset. The Group has elected to present government grants related to an asset in the statement of financial position as other liabilities. These amounts are released to the income statement within other operating income on a systematic and rational basis over the useful life of the asset they relate to.

When the Group receives grants of non-monetary assets, the asset and the grant are recorded at fair value and released to the income statement over the expected useful life of the asset, based on the pattern of consumption of the benefits of the underlying asset by equal annual installments.

Trade receivables

Trade receivables

A receivable is the entity’s right to consideration that is unconditional. A right to consideration is unconditional only if the passage of time is required before payment of that consideration is due.

Contract assets and Contract liabilities

Contract assets

The entity’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time.

Contract liabilities

A contract liability is the entity’s obligation to transfer goods or services to a customer for which the entity has received consideration.

Presentation of Contract assets and liabilities

Contract assets and liabilities are determined at the contract level and not at the performance obligation level. As such, an asset or liability for each performance obligation within a contract is not separately recognized, but they are aggregated into a single contract asset or liability. Contract asset or contract liability positions are determined for each contract on a net basis.

Cost of sales

Cost of sales

Cost of sales comprises expenses incurred in the manufacturing and distribution of products. The remaining costs principally include depreciation, amortization directly related to the manufacturing process and transportation costs.

Income (and deferred) taxes

Income (and deferred) taxes

Income taxes include all the taxes calculated on taxable profits of the Group. Income taxes are recorded in the income statement, except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current taxes are calculated on the basis of the tax laws enacted or substantially enacted at the reporting date in the countries where the Group operates and generates taxable income. Current tax receivables and payables are measured at the amount expected to be recovered or paid to the tax authorities.

The Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenue and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments, for the Italian components of the Group only. For the years ended December 31, 2025, 2024 and 2023, IRAP is calculated by applying the ordinary regional rate of 3.9% to the relevant tax base, increased by the additional rate set independently by each Italian region (0.18% for Veneto and 0.92% for Lazio in fiscal year 2025).

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss unless it gives rise to equal taxable and deductible temporary differences.

Deferred tax assets are recognized for all deductible temporary differences, for the carry forward of unused tax credits and for any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

In assessing the recoverability of deferred tax assets, management evaluates whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilized. Estimating future taxable income requires estimates about matters that are inherently uncertain and requires significant management judgment, and different estimates can have a significant impact on the outcome of the analysis.

Changes in the assumptions and estimates related to future taxable income, tax planning strategies and scheduled reversal of deferred tax liabilities could affect the recoverability of the deferred tax assets. If actual results differ from such estimates and assumptions, the Group financial position and results of operation may be affected.

Deferred tax relating to items recognized outside the income statement is recognized outside the income statement. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity. The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Any uncertainty regarding tax treatments is considered in the tax calculation in accordance with the requirements in IFRIC 23 - Uncertainty over Income Tax Treatments whereby an entity considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If the Group concludes that the position is not probable of being accepted, the effect of uncertainty is reflected in the income taxes.

Dividends

Dividends

The Company recognizes a liability to pay dividends when the distribution is authorized and the distribution is no longer at the discretion of the Company. As per the corporate laws of Italy, a distribution is authorized when it is approved by the shareholders. A corresponding amount is recognized as a decrease in equity.

Other intangible assets

Other intangible assets

Intangible assets, other than goodwill, acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the income statement in the expense category that is consistent with the function of the intangible assets.

Developments costs for the production of new products or parts, as requested by IAS 38 - Intangible Assets, are recognized as intangible assets only if (i) the costs can be measured reliably, (ii) the technical feasibility of completing the asset is demonstrated such that it will be available for use, (iii) the Group has the intention and the ability to complete and use or sell the asset, (iv) the asset is expected to generate future economic benefits, and (v) adequate technical, financial and other resources are available to complete the development and to use or sell the asset.. Capitalized development costs include only those expenses that can be directly attributable to the development process and are amortized on a systematic basis over the estimated useful life of the related product or process, commencing when production starts. The useful life is generally estimated at approximately five years. Research costs are expensed as incurred.

Industrial patents and intellectual property rights, and licenses are valued at purchase or production cost and amortized, if they have a finite life, on a straight-line basis over their estimated useful life, generally between two and ten years.

Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 - Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between two and five years.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement.

Property, plant and equipment

Property, plant and equipment

Plant and equipment are recorded at purchase or production cost and systematically depreciated over their residual useful lives and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

When significant components of an item of property, plant and equipment are required to be replaced at intervals, the Group depreciates such components separately over their respective useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the related item of property, plant and equipment as a replacement, provided that the recognition criteria are met. All other repair and maintenance costs are recognized in the income statement as incurred. The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Construction in progress is stated at cost, net of accumulated impairment losses, if any.

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	10 to 33 years	10 to 33 years	10 to 33 years
Plant and machinery	4 to 15 years	3 to 10 years	4 to 15 years
Industrial and commercial equipment	3 to 15 years	3 to 10 years	4 to 15 years
Other tangible assets	3 to 12 years	3 to 9 years	4 to 9 years

Changes in the expected useful life considered to modify the depreciation period are treated as changes in accounting estimates.

Land is not depreciated. The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

Borrowing Costs

Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of qualifying assets -that is, an asset that necessarily takes a substantial period of time to be made ready for its intended use or sale- are capitalized as part of the cost of that asset. Capitalization begins when expenditures for the asset are incurred, borrowing costs are being incurred, and the activities necessary to prepare the asset for its intended use or sale are in progress. Borrowing costs continue to be capitalized until the asset is substantially ready for its intended operational use.

All other borrowing costs that do not meet the criteria for capitalization are expensed as incurred and presented within in net financial expenses in the consolidated income statement.

Leases

Leases

At contract inception the Group assesses whether a contract is, or contains, a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

According to IFRS 16 - Leases, the Group applies a recognition and measurement approach for each lease, except for short-term leases (i.e., those leases that have a lease term of 12 months or less) and leases of low-value assets (i.e., leases of underlying assets with a value, when new, of EUR 5,000 or less). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

The Group recognizes lease liabilities representing obligations to make lease payments and right of use assets representing the right of use the underlying assets.

The Group recognizes right of use assets at the commencement date of the lease. Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of the related lease liabilities. The cost of right of use assets comprises: (i) the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, (iv) restoration costs, where applicable. Right of use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the underlying assets.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. Lease payments include: (i) fixed payments, less any lease incentives receivable, (ii) variable lease payments that depend on an index or a rate, (iii) amounts expected to be payable under residual value guarantees, whether applicable, and (iv) the exercise price of a purchase option, if the Group is reasonably certain to exercise that option. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Group uses its incremental borrowing rate, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Each lease payment is allocated between the reduction of the principal liability and interest expense. Interest expense is recognized in the income statement over the lease period using the effective interest rate method.

Non-current assets held for sale

Non-current assets held for sale

The Group classifies non-current assets as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (or disposal group), excluding finance costs and income tax expense.

The criteria for the classification as held for sale are considered to be met only when the sale is highly probable, and the asset is available for immediate sale in its present condition. The actions required to complete the sale must indicate that it is unlikely that significant changes to the plan will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale is expected to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.

Assets classified as held for sale are presented separately as current items in the statement of financial position.

Inventories

Inventories

Inventories of raw materials, semi-finished and finished products are valued at the lower of cost and net realizable value. Costs is determined, as follows:

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Raw materials: purchase cost on weighted average cost
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Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity but excluding borrowing costs.

Allowances for obsolete and slow-moving inventories are calculated for materials and finished products, taking into account their expected future use and realizable value. Net realizable value represents the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Financial instruments

In accordance with IAS 32 - Financial instrument: presentation, the transaction costs of an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. Transaction costs are mainly related to underwriting commissions and consultancy costs. Transaction costs relate jointly to offering of share and stock exchange listing of new shares have been allocated to those transactions using a basis of allocation that is rational, based on the proportion of primary and secondary offering of shares. As these costs were deductible, the corresponding tax effect is also accounted within equity.

Financial instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Current financial assets include trade receivables, derivative financial instruments, other current financial assets and cash and cash equivalents. Investments and other financial assets include other securities, derivative financial instruments and non-current financial assets. Financial liabilities include debt and borrowings from banks, trade payables and other financial liabilities, which mainly include derivative financial instruments.

Financial assets

Financial assets are classified on the basis of the impairment model introduced by IFRS 9 – Financial instruments, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at fair value through profit or loss.

Trade receivables are stated at amortized cost and are measured in accordance with the impairment model introduced by IFRS 9. Under this model, the Group recognizes a loss allowance based on lifetime Expected Credit Losses (ECLs) at each reporting date, determined with reference to historical credit loss experience, adjusted for forward-looking information specific to the debtors and the economic environment. Trade receivables are presented in the statement of financial position net of the relevant credit loss allowance. Impairment losses recognized under IFRS 9 (including reversals of impairment losses or impairment gains) are recorded in the consolidated income statement within the line item Selling and marketing expenses.

Financial assets are derecognized when the rights to receive cash flows from the instrument have expired and the Group has transferred substantially all risks and rewards of ownership.

Financial assets at fair value through profit or loss (FVTPL) are carried in the statement of financial position at fair value with net changes in fair value recognized in the income statement. This category includes derivative instruments which the Group has not irrevocably elected to classify at fair value through OCI.

Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedging relationship, as appropriate.

All financial liabilities are initially measured at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, loans and borrowings (including bank overdrafts), and derivative financial instruments.

For subsequent measurement purposes, financial liabilities are classified as financial liabilities at fair value through profit or loss or as financial liabilities at amortized cost (loans and borrowings).

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated at initial recognition as at fair value through profit or loss. The Group has not designated any financial liability as at fair value through profit or loss.

Financial liabilities measured at amortized cost represent the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the Effective Interest Rate (EIR) method. Gains and losses are recognized in profit or loss upon the derecognition of the liabilities, as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The amortization calculated using the EIR method is included as interest expense in the income statement.

A financial liability is derecognized when the obligation under the liability is discharged, canceled or expires.

Borrowings are classified among current liabilities, unless the Group has an unconditional right to defer settlement for at least twelve months after the reporting date.

Derivatives

Derivative financial instruments are accounted for in accordance with IFRS 9. At the inception of the contract, derivative instruments are initially measured at fair value and recognized as financial assets at FVTPL when the fair value is positive, or as financial liabilities at FVTPL when the fair value is negative.

When a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows or highly probable forecasted transactions, the effective portion of the gain or loss on the hedging instrument is recognized in OCI in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the income statement. The Group uses Interest Rate Swap (IRS) contracts and commodity swaps to hedge its exposure to interest rate risk on loans and to commodity price risks, respectively. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item.

The Group uses forward currency and collar contracts to hedge its exposure to foreign currency risk arising from forecast transactions and firm commitments. The ineffective portion is recognized in financial income or expenses.

The Group designates only the spot component of forward contracts as a hedging instrument. forward points are formally excluded from the hedging relationship and accounted for as cost of hedging. The forward element is recognized in OCI and accumulated in a separate component of equity under Cost of Hedging Reserve. Amounts accumulated in OCI is reclassified to the income statement upon settlement of the derivative instrument.

Impairment of non-financial assets

If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. If it is not possible to estimate the recoverable amount of an individual asset, the Group assesses whether the cash-generating unit to which it belongs is impaired. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. For assets excluding goodwill, whether there is an indication that previously recognized impairment losses no longer exist or have decreased, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash on hand and at bank, carried at nominal amount, equal to fair value. Cash equivalents are short-term (i.e. with a maturity period of 90 days or less), highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Equity

Equity

Retained earnings and other reserves include undistributed earnings of the Group, the cumulative amount of items recognized in other comprehensive income (such as actuarial gains and losses, cash-flow hedge reserves, and similar items) as well as other reserves (including translation differences). Dividends are deducted from equity when they are approved by the shareholders.

Non-controlling interests represent the portion of the net assets and net profit of a consolidated entity that is not attributable to the Group, either directly or indirectly.

Provisions

Provisions

Provisions for risks are recognized when (i) the Group has a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that the outflow of resources will be required to settle the obligation; and (iii) the amount of the obligation can be reliably estimated. Provisions are determined based on management's best estimate, taking into account the facts and circumstances, historical experience and the information available at the reporting date. When the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, only when the reimbursement is virtually certain. Where the effect of the time value of money is material and the timing of the outflow can be reasonably estimated, provisions are measured at the present value of the expected expenditure, using a discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense. Contingent liabilities for which the likelihood of an outflow of resources is remote are disclosed in the notes but are not recognized as provisions.

Employee benefits

Employee benefits

Employee severance indemnity, which is mandatory for Italian companies pursuant to Article 2120 of the Italian Civil Code, represents deferred compensation and is based on the employees' years of service and the compensation earned by the employee during the service period. In accordance with IAS 19 - Employee Benefits, the employee severance indemnity is classified as “Defined benefit plan”, and the related liability recognized in the statement of financial position under Employees benefits is determined on the basis of actuarial valuations.

The remeasurements of actuarial gains and losses are recognized in other components of the Consolidated statements of comprehensive income.

Effective January 1, 2007, Italian Law gave employees the choice to direct their accruing employee severance indemnity either to supplementary pension funds or leave it as an obligation of the Company. Companies employing at least 50 employees are required to transfer the employee severance indemnity to the “Treasury fund” managed by INPS, the Italian Social Security Institute. Accordingly, the Group's obligation to INPS and contributions to supplementary pension funds take the form, under IAS 19, of a “Defined contribution plan”.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following components of changes in the net defined benefit obligation:

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the service cost, which is recognized in the consolidated income statement by function and included in the relevant line items (Cost of sales, Selling and marketing expenses, Research and development expenses, General and administrative expenses);
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the net interest on the defined benefit liability, which is recognized in the consolidated income statement as net financial income/ (expenses), and is determined by multiplying the net liability/ (asset) by the discount rate, taking into account the effect of contributions and benefit payments made during the year;
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the remeasurement components of the net defined obligations, including actuarial gains and losses and any change in the effect of the asset ceiling, which are recognized immediately in other comprehensive income/ (loss).

Share-based payments

Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services in exchange for equity instruments (equity-settled transactions). The share-based compensation arrangements are accounted for in accordance with IFRS 2 - Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted.

The cost of equity-settled share-based transactions is measured by reference to the fair value at the grant date. Service and non-market performance conditions are not taken into account when estimating the grant date fair value of awards; instead, the likelihood of the conditions being satisfied is considered in the Company’s best estimate of the number of equity instruments expected to vest. Market performance conditions, if any, are incorporated into the grant date fair value of the awards.

The fair value of awards which are conditional only on a recipient’s continued service with the Company is measured using the share price at the grant date, adjusted for the present value of future expected dividends which employees are not entitled to receive during the vesting period.

That cost of equity-settled transaction is recognized in employee benefits expense, with a corresponding increase in an equity reserve, over the period in which the service and, where applicable, the performance conditions are satisfied (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments expected to vest. The expense or credit recognized in the income statement for a given period represents the movement in cumulative expense recognized between the beginning and end of that period.

At each reporting date, the Group revises the assumptions about the number of equity instruments expected to be vest and recognizes the effect of any changes in the estimates in the income statement, with a corresponding adjustment to equity.

Trade payables

Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less from the reporting date. If not, they are presented as non-current liabilities. Trade payables are initially recognized at fair value and subsequently measured at amortized cost.

Other current and non-current liabilities	Other current and non-current liabilities The Group recognizes liabilities from other taxes and social security and other non-financial liabilities at amount payable on the maturity date.
Significant judgements and estimates

Significant judgements and estimates

The consolidated financial statements are prepared in accordance with IFRS which require management’s use of judgments, estimates and assumptions that may affect the carrying amount of assets, liabilities, income and expenses in the financial statements, as well as the disclosures in the notes concerning contingent assets and liabilities at the reporting date.

Uncertainty surrounding these assumptions and estimates might lead to results that require a material adjustment to carrying amounts of assets or liabilities in future periods.

Estimates are based on historical experience and other relevant factors. The resulting accounting estimates could differ from the related actual results. Estimates are reviewed periodically, with the effects of any changes recognized in the consolidated income statement or in the consolidated statement of comprehensive income in the period in which the change occurs.

In preparing the consolidated financial statements, management has considered the impact of climate change in the context of the disclosures. These considerations did not have a material impact on the financial reporting judgements and estimates, and at this time, the Group does not expect that climate change will have a significant impact on the Group’s going concern assessment, its ability to recover the carrying value of its long-lived assets or its liquidity.

Key sources of estimation uncertainty

Revenue Recognition

The Group operates in multiple jurisdictions and assesses whether contracts with customers give rise to an enforceable right to consideration for the performance completed, based on a legal assessment of the relevant contracts and other sources of enforceable rights and obligations (including applicable. local regulations). As it regards revenue from contracts with customers for contract work and contract assets and liabilities, application of the cost-to-cost method requires a prior estimate of the entire lifetime costs of individual projects, updating them at each reporting date. This requires assumptions, which can be affected by multiple factors, such as the time over which some projects are developed, their high level of technology and innovative content, the possible presence of price variations and revisions, and machinery performance guarantees, including an estimate of contractual risks, where applicable. These facts and circumstances make it difficult to estimate the costs to complete the projects and, consequently, to estimate the value of contract work in progress at the reporting date.

The Group estimates variable consideration to be included in the transaction price for the sale of products subject to rights of return and volume rebates. Expected returns are estimated based on historical return data, which are used to derive expected return percentages. These percentages are applied to determine the expected value of the variable consideration.

Recoverable amount of goodwill

The impairment test on goodwill is carried out by comparing the carrying amount of cash-generating units on which it is allocated and their recoverable amount. The recoverable amount of a cash-generating unit is the higher of fair value, less costs to sell, and its value in use. The value in use is determined using the discounted cash flow method which uses assumptions to estimate cash flows. The recoverable amount depends significantly on the discount rate used in the discounted cash flow model as well as the expected future cash flows and the growth rate used for the extrapolation. The key assumptions used to determine the recoverable amount for the different cash-generating units, including a sensitivity analysis, are detailed in the Note 16. For the years ended December 31, 2025, 2024 and 2023 no impairments were recorded.

Use of estimates

Employee benefit liabilities

Employee benefit liabilities: employee benefits, especially the provision for employee severance indemnities and other long term incentives, are calculated using actuarial assumptions; changes in such assumptions could have a material impact on such liabilities.

Leases

The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right of use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating). The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease, if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination.

Expected credit losses of trade receivables and contract assets

The Group uses a simplified approach (lifetime ECL model) in calculating expected credit losses for trade receivables and contract assets. Accordingly, the loss allowance is measured at initial recognition and throughout the life of the asset at an amount equal to lifetime ECL. The Group adjusts its historical credit loss experience using forward-looking information. At each reporting date, historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is an estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

Income tax expense (current and deferred)

The Group is subject to different tax jurisdictions. The determination of tax liabilities for the Group requires the use of assumptions with respect to transactions whose fiscal consequences are not yet certain at the end of the reporting period. Calculation of taxes on a global scale requires the use of estimates and assumptions based on the information available at the reporting date. The deferred tax assets realization is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carried forwards can be utilized. Estimating future taxable income requires estimates about matters that are inherently uncertain and requires significant management judgment; accordingly, different estimates may have a significant impact on the outcome of the analysis.

Share-based compensation

The Group accounts for its equity incentive plan in accordance with IFRS 2 - Share-based Payment, which requires the recognition of share-based compensation expense based on the fair value of the awards granted. Share-based compensation for equity-settled awards requires the use of subjective assumptions, including the dividend yield, the probability that the Group will achieve the performance targets and expected employee turnover. As a result, at the grant date management is required to make key assumptions and estimates regarding conditions that will occur in the future, which inherently involves uncertainty. Therefore, the amount of share-based compensation recognized is sensitive to, and may be affected by, the significant assumptions and estimates used.